Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Aug. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidated statement of changes in equity
Impact of the Group's cash flow hedges, net gain deferred to other comprehensive income			€ 1,555	€ 1,811	€ 787
Net gain recycled to the income statement			1,279	1,460	654
Tax credit related to issue of mandatory convertible bonds			€ 4	€ 8	€ 9
Reissue of treasury shares	799.1	729.1
Reissue of treasury shares, value	€ 1,742	€ 1,742